Nov. 01, 2017

JPMORGAN TRUST I

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement Blend Income Fund

JPMorgan SmartRetirement Blend 2020 Fund

JPMorgan SmartRetirement Blend 2025 Fund

JPMorgan SmartRetirement Blend 2030 Fund

JPMorgan SmartRetirement Blend 2035 Fund

JPMorgan SmartRetirement Blend 2040 Fund

JPMorgan SmartRetirement Blend 2045 Fund

JPMorgan SmartRetirement Blend 2050 Fund

JPMorgan SmartRetirement Blend 2055 Fund

JPMorgan SmartRetirement Blend 2060 Fund

(the “SmartRetirement Blend Funds”)

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement Income Fund

JPMorgan SmartRetirement 2020 Fund

JPMorgan SmartRetirement 2025 Fund

JPMorgan SmartRetirement 2030 Fund

JPMorgan SmartRetirement 2035 Fund

JPMorgan SmartRetirement 2040 Fund

JPMorgan SmartRetirement 2045 Fund

JPMorgan SmartRetirement 2050 Fund

JPMorgan SmartRetirement 2055 Fund

JPMorgan SmartRetirement 2060 Fund

(the “SmartRetirement Funds”)

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 23, 2018

to the Summary Prospectuses, Prospectuses and Statements of Additional Information, each dated November 1, 2017, as supplemented

Investment in J.P. Morgan ETFs. Currently, the Funds may invest in J.P. Morgan Mutual Funds in the same group of investment companies as well as exchange traded funds (“ETFs”) that are managed by unaffiliated investment advisers. Effective November 1, 2018 (the “Effective Date”), each Fund may invest in mutual funds and ETFs in the same group of investment companies (the “J.P. Morgan Funds”) and will invest in market cap weighted index ETFs that are managed by unaffiliated investment advisers (“unaffiliated passive ETFs”) only when an investment in a J.P. Morgan passive ETF is not available. J.P. Morgan ETFs include ETFs that are managed by J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”) or its affiliates that are in the same group of investment companies as the Funds. On the Effective Date, new prospectuses (the “New Prospectuses”) will replace the existing prospectuses for the Funds (the “Existing Prospectuses”). You should refer to the New Prospectuses for the Funds, when available. Please note that the New Prospectuses reflecting the changes for the Funds are not yet effective and that the information in this supplement is not complete and may be changed at any time prior to the Effective Date.

Changes to the Funds’ Main Investment Strategies: On the Effective Date, the Funds’ main investment strategy will be revised to reflect that each Fund invests in J.P. Morgan Funds, including J.P. Morgan ETFs, and invests in unaffiliated passive ETFs only when an investment in a J.P. Morgan passive ETF is not available. For actively-managed underlying funds, the Adviser’s selection will be limited to J.P. Morgan Funds. The Adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns.

Changes to the Funds’ Main Investment Risks: On the Effective Date, the following will be added to the end of the “Risk/Return Summary — The Fund’s Main Investment Risks — Investments in Mutual Funds Risk” section for each SmartRetirement Fund, to the end of the “Risk/Return Summary — The Fund’s Main Investment Risks — Investments in Mutual Funds and ETF Risk” section for each SmartRetirement Blend Fund and to the end of the “Risk/Return Summary — The Fund’s Main Investment Risks — Investment Company and ETF Risks” section for the SmartSpending 2050 Fund:

In addition, the Adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated passive ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and will cause the Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE